Business Description and Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Basis of preparation 1

Basis of preparation

The unaudited consolidated interim financial statements (“interim financial statements”) were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2018, except as described below. The interim financial statements comply with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed. The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2018. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2018, which are included in the Company’s 2018 annual report.

Basis of Presentation 2

On October 1, 2018, the Company sold a 55% interest in its Financial & Risk business to private equity funds managed by Blackstone. The Company retained a 45% interest in the business, which is now known as Refinitiv. The Financial & Risk business was reported as a discontinued operation from the beginning of 2018 to the closing date.

The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year.

References to “$” are to U.S. dollars and references to “C$” are to Canadian dollars.

Changes in accounting policy

Changes in accounting policy

Effective January 1, 2019, the Company adopted IFRS 16, Leases (“IFRS 16”), which introduced a single lease accounting model that eliminated the prior distinction between operating and finance leases for lessees. IFRS 16 was adopted using the modified retrospective method, including a set of practical expedients and elections. Under this approach, the cumulative effect of adoption of $11 million was recorded as an adjustment to retained earnings at January 1, 2019 and comparative period information was not restated. From January 1, 2019, the Company:

●	Recognizes right-of-use assets and lease liabilities on the consolidated statement of financial position for leases having a term of more than 12 months;
●	Depreciates right-of-use assets on a straight-line basis over the shorter of the estimated useful life of the asset or the remaining lease term;
●	Presents interest expense on lease liabilities as a component of “Finance costs, net,” within the consolidated income statement;
●	Presents the principal portion of its total lease payments within “Financing activities” and the interest portion within “Operating activities” on the consolidated statement of cash flow; and
●	Recognizes a receivable, which arises from sublease arrangements, equal to the net investment in the lease on the consolidated statement of financial position.

Prior to January 1, 2019, the Company classified all lease commitments as operating and did not record them on the consolidated statement of financial position. Operating lease payments were recognized as expense on a straight-line basis over the lease term in “Operating expenses” within the consolidated income statement and operating lease payments were reported as “Operating activities” in the consolidated statement of cash flow.

The Company applied certain practical expedients and elections at January 1, 2019, the initial application date of IFRS 16. Specifically, the Company:

●	Continued to treat contracts determined to be leases under the prior accounting standard as leases under IFRS 16;
●	Measured right-of-use assets and lease liabilities, regardless of commencement date, using incremental borrowing rates as of January 1, 2019;
●	Retained prior assessments of onerous lease contracts under IAS 37 Provisions, Contingent Liabilities and Contingent Assets; and
●

Excluded from recognized assets and liabilities, as applicable (a) initial direct costs to enter the lease, (b) leases with a remaining term of 12 months or less from January 1, 2019 and (c) low-value leases, all of which will continue to be accounted for as “Operating expenses” in the consolidated income statement.

The following table reconciles operating lease commitments at December 31, 2018 to lease liabilities recognized in the consolidated statement of financial position at January 1, 2019, the date of initial application:

January 1,
2019
Operating lease commitments at December 31, 2018	329
Leases beginning after January 1, 2019	(65)
Operating lease commitments subject to IFRS 16	264
Discounted at 4.1%, the weighted-average incremental borrowing rate at January 1, 2019	(26)
Exemption for short-term leases	(41)
Lease liabilities at January 1, 2019	197

The following table sets forth the adoption impacts on the consolidated statement of financial position at January 1, 2019:

	December 31,		January 1,

	2018 As	IFRS 16 Adoption	2019
	Reported	Adjustment	Opening Balance
Other financial assets—current	76	6	82
Prepaid expenses and other current assets	434	(5)	429
Computer hardware and other property, net	473	128	601
Other financial assets—non-current	53	34	87
Total assets	17,047	163	17,210
Payables, accruals and provisions	1,549	(31)	1,518
Other financial liabilities—current	95	43	138
Provisions and other non-current liabilities	1,268	(14)	1,254
Other financial liabilities—non-current	79	154	233
Total liabilities	7,821	152	7,973
Retained earnings	4,755	11	4,766

Total assets increased by $163 million, primarily due to the recognition of right-of-use assets of $128 million, and net investments in subleases of $40 million. Total liabilities increased by $152 million, as the recognition of $197 million of new lease liabilities was offset by the reclassification of liabilities associated with the former operating leases.

Effective January 1, 2019, the Company adopted IAS 19 amendments, Plan Amendment, Curtailment or Settlement, which clarifies the accounting for amendments, curtailments or settlements for defined benefit plans. These changes require an entity to remeasure its defined benefit liability and use the updated assumptions from the remeasurement to determine current service and net interest for the remainder of the reporting period after the change. The IAS 19 amendments did not have a material impact on the consolidated income statement and cash flow for the three and six months ended June 30, 2019 and financial position for the six months ended June 30, 2019.

Effective January 1, 2019, the Company adopted International Financial Reporting Interpretations Committee (“IFRIC”) 23, Uncertainty over Income Tax Treatments, which adds to the requirements of IAS 12, Income Taxes, by specifying how to reflect the effects of uncertainty in the accounting for income taxes. An uncertainty arises when it is unclear how a tax law applies to a particular transaction, or whether a taxation authority will accept a company’s tax treatment. IFRIC 23 did not have a material impact on the consolidated income statement and cash flow for the three and six months ended June 30, 2019 and financial position for the six months ended June 30, 2019.

Leases

Leases

For periods beginning from January 1, 2019:

A contract is or contains a lease if it conveys the right to control the use of an identified asset for a specified period in exchange for consideration. When the Company leases assets from third parties, the Company is the lessee. When the Company leases assets to third parties, the Company is the lessor.

Lessee

At the lease commencement date, a right-of-use asset for the underlying leased asset and corresponding lease liability are recognized in the consolidated statement of financial position measured on a present value basis. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Company uses its incremental borrowing rate, which is the interest rate that the Company would pay to borrow funds to obtain an asset of a similar value to the right-of-use asset with a comparable security, economic environment and term.

The right-of-use asset is included in “Computer hardware and other property, net” and the lease liability is included in “Other financial liabilities” (current or non-current, based on maturity) within the consolidated statement of financial position.

Right-of-use assets are measured on a number of factors including:

●	The initial amount of the lease liability;
●	Lease payments made at or before the commencement date; and
●	Initial direct costs and expected restoration costs.

Lease liabilities are measured as the present value of non-cancellable payments over the lease term, which may include:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	Variable lease payments that are based on an index or a rate (including inflation-linked payments);
●	Amounts expected to be payable by the lessee under residual value guarantees;
●	Exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
●	Penalty payments for terminating the lease, if the lease term reflects the lessee exercising that option.

Where exercise of renewal or termination options is deemed reasonably certain, such assumptions are reflected in the valuation of the lease right-of-use asset and liability. The reasonably certain assessment is made at the lease commencement date and re-assessed if there is a material change in circumstances supporting the assessment.

Lease payments are apportioned between the liability and a finance charge, which is reported within “Finance costs, net” in the consolidated income statement. The right-of-use asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis and presented within “Depreciation” in the consolidated income statement.

Most of the Company’s leases are comprised of property leases, for which fixed payments covering lease and non-lease components are included in the value of the right-of-use assets and lease liabilities.

Payments for leases with a term of 12 months or less and low-value leases are recognized on a straight-line basis within “Operating expenses” in the consolidated income statement and are not recognized in the consolidated statement of financial position.

Lessor

Lessor arrangements are classified as finance leases when substantially all the risks and rewards of the underlying asset transfer to the lessee. A receivable, equal to the net investment in the lease, is recognized on the consolidated statement of financial position at the commencement date with an offset to the underlying asset. The receivable is measured as the present value of non-cancellable payments to be received by the Company over the lease term. The payments are discounted using the interest rate implicit in the lease, if this can be readily determined, or at the Company’s incremental borrowing rate, if the implicit rate cannot be determined. A gain or loss is recorded in “Other operating gains (losses), net,” within the consolidated income statement for the difference between the carrying value of the underlying asset and the lease receivable. Lease payments are apportioned between the lease receivable and finance income, which is reported within “Finance costs, net” in the consolidated income statement.

When the Company retains the risks and rewards of the underlying asset, the arrangement is classified as an operating lease. Payments received under operating leases are recognized as income on a straight-line basis over the lease term within “Operating expenses” in the consolidated income statement. The carrying value of the underlying asset is retained on the consolidated statement of financial position and amortized over the remaining term, determined as the shorter of the estimated useful life of the asset or the remaining lease term.